OCTOBER 31, 2002

[LOGO OMITTED - SHIELD] ABN AMRO Asset Management

Annual Report 2002

     ABN AMRO ASSET MANAGEMENT (USA) LLC O CHICAGO CAPITAL MANAGEMENT, INC.
             MONTAG & CALDWELL, INC. O TAMRO CAPITAL PARTNERS LLC O
                          VEREDUS ASSET MANAGEMENT LLC

                                ABN AMRO Funds

                                                              CLASS I & S SHARES
                                                              Money Market Funds

ABN AMRO Funds

Dear Fellow Shareholder,


The past year has been among the most difficult stock market environments we have ever experienced. Corporate accounting scandals, continued geopolitical risks and an anemic global economy all conspired to create one of the worst bear markets in recent history. While October, the final month of the period, saw a substantial rally, the month's gains were not enough to compensate for earlier losses.

As most often is the case, what troubled the stock market benefited bonds. The Federal Reserve lowered interest rates twice at the beginning of the period, sending bond prices higher and bond yields - which move in the opposite direction of bond prices - lower. As hopes for a strong economic recovery were dashed and stocks continued their volatile downward trajectory, investors flocked to the perceived safety of bonds, with many abandoning the stock market altogether.

This dichotomy points out the importance of two of the key elements of long-term investing: diversification and rebalancing. While the concept of diversification
- establishing a portfolio with set allocations for a number of different investment asset classes - is relatively easy to understand, rebalancing can seem counterintuitive to many investors.

In order to rebalance a portfolio, investors need to establish a schedule - quarterly or annually are common - to examine their portfolios and make sure they still adhere to their original asset class allocation. Obviously, asset classes that have performed well will now occupy a larger percentage of the portfolio, while the allocations of poorly performing sectors will have shrunk. To rebalance, an investor would sell a portion of the "hot" asset class and invest more in the "losers" in order to re-establish the original allocations. Essentially, rebalancing forces investors to buy low and sell high.

Having the fortitude to rebalance is not always easy. Long-term investing sometimes requires the discipline to buy when everyone else is selling, and the courage to sell when everyone else is buying. I see this discipline every day among our investment managers. Regardless of the market climate, they have been steadfastly adhering to their investment processes, and the results speak for themselves. ABN AMRO Funds currently has 12 funds rated three stars or higher from Morningstar*, while nine of our funds have been designated Lipper Leaders for Preservation of Capital, Consistent Return and Total Return.

We will continue to strive to exceed your expectations. Your trust is the greatest asset we hold at ABN AMRO Funds.

Sincerely,

/S/ KENNETH C. ANDERSON

Kenneth C. Anderson
President
ABN AMRO Funds


* RATINGS AS OF OCTOBER 31, 2002. FAVORABLE MORNINGSTAR AND LIPPER RATINGS DO NOT NECESSARILY INDICATE POSITIVE RETURNS. VISIT ABNAMROFUNDS.COM FOR THE MOST UP-TO-DATE PERFORMANCE INFORMATION ON THE ABN AMRO FUNDS.


ABN AMRO FUNDS ARE NO-LOAD MUTUAL FUNDS DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., KING OF PRUSSIA, PA 19406. ALTHOUGH THE FUNDS ARE NO-LOAD, OTHER FEES AND EXPENSES DO APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THIS IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES OF ANY OF THE FUNDS DESCRIBED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


             Shareholder Services 800 992-8151 www.abnamrofunds.com
     ABN AMRO Asset Management (USA) LLC o Chicago Capital Management, Inc.
            Montag & Caldwell, Inc. o Veredus Asset Management LLC o
                           TAMRO Capital Partners LLC

TABLE OF CONTENTS

Portfolio Manager Commentaries....................   2
Schedule of Investments...........................   6
Statement of Assets and Liabilities...............  13
Statement of Operations...........................  14
Statement of Changes in Net Assets................  15
Financial Highlights..............................  18
Notes to Financial Statements.....................  22


MONEY MARKET FUNDS

  Government Money Market Fund
  Money Market Fund
  Tax-Exempt Money Market Fund
  Treasury Money Market Fund



NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V. ALL RIGHTS RESERVED. ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC. WHICH IS NOT AN ADVISER AFFILIATE.

          ABN AMRO FUNDS
------------------------

GOVERNMENT MONEY MARKET FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
------------------------------------------------------------
                                                                Karen Van Cleave

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, Government Money Market Fund produced a 7-day average yield of 1.48% and 1.15% for the Class I and Class S shares, respectively. During the same period, Class I and Class S shares posted total returns of 1.70% and 1.36%, respectively. By comparison, the Fund's Class I benchmark, the iMoneyNet Government & Agency Institutional Average Index, returned 1.57%. The Fund's Class S benchmark, the iMoneyNet Government & Agency Retail Average Index, returned 1.28%. The Fund's peer group, as measured by the Lipper U.S. Government Money Market Funds Index, returned 1.39%.

Q.  What was the investment environment like during the twelve-month period?
--------

A. At the beginning of the period, the Federal Reserve (the "Fed") lowered interest rates twice in an attempt to stimulate an economy badly shaken by the events of September 11, 2001. The first of those rate cuts came in November, when the Fed Funds target rate dropped from 2.50% to 2.00%. An additional quarter-point rate cut in December brought the rate to 1.75%, a 40-year low, where it stayed for the remainder of the period. Those historically low rates temporarily caused the yield curve to invert, meaning that short-term rates exceeded long-term rates. In early 2002, however, the market began to anticipate interest rate hikes, expecting that the Fed Funds rate would return to a more normal 3% to 4% level by year's end. In response, the yield curve reverted back to a more normal shape, with long-term rates moving higher and once again exceeding short-term rates. But when economic indicators came in at weaker-than-expected levels, fears of a double-dip recession mounted and the possibility of rate hikes were replaced with expectations that the Fed would cut rates even further. Although the Fed didn't cut rates again before the end of the period, it confirmed at its August meeting its inclination to do so, citing that the prospects for further economic weakness outweighed the threat of inflation.

Q.  What was your strategy?
--------

A. When the yield curve was inverted early in the period, we kept maturities short. But as the yield curve resumed a more positive slope and longer-term securities began to offer incrementally more attractive yields, we started to move out into longer maturities. The yield curve has kept a positive slope since then, and we have maintained our portfolio close to our targeted maximum maturity, occasionally venturing into shorter maturities only when the yield curve would briefly flatten out enough to make shorter maturities attractive. Over the course of the past twelve months, the Fund's maturities ranged from 34 to 65 days.

Q.  What's your outlook?
--------

A. We intend to maintain a position close to our targeted maximum maturity at least through the end of 2002. At that point, we will reevaluate the economic and political landscape. If the economy appears to be gaining strength, we will then consider reducing our maturities to take advantage of any rise in interest rates. In a rising interest rate environment, a shorter-maturity position can be advantageous because cash can be reinvested more quickly at prevailing higher interest rates. If the outlook remains uncertain, we will maintain exposure at the long end of our range.


[BEGIN SIDEBAR]
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

        7-DAY AVERAGE YIELD
        -------------------
Class I Shares              1.48%
Class S Shares              1.15%

The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

         AVERAGE ANNUAL
         TOTAL RETURNS
         --------------

Government Money Market Fund-- Class I Shares
---------------------------------------------
One Year                    1.70%
Five Year                   4.47%
Since Inception
   01/04/93                 4.51%

iMoneyNet Government & Agency Institutional Average Index
---------------------------------------------------------
One Year                    1.57%
Five Year                    N/A
Since Inception              N/A

Lipper U.S. Government Money Market Funds Index
-----------------------------------------------
One Year                    1.39%
Five Year                   4.18%
Since Inception*            4.24%

* INDEX RETURNS COMPUTED FROM DECEMBER 31, 1992.

GOVERNMENT MONEY MARKET FUND-- CLASS S SHARES
---------------------------------------------
One Year                    1.36%
Five Year                   4.13%
Since Inception
   04/22/93                 4.25%

iMoneyNet Government & Agency Retail Average Index
--------------------------------------------------
One Year                    1.28%
Five Year                   4.11%
Since Inception**           4.22%

Lipper U.S. Government Money Market Funds Index
-----------------------------------------------
One Year                    1.39%
Five Year                   4.18%
Since Inception**           4.29%

** INDEX RETURNS COMPUTED FROM APRIL 30, 1993.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

MONEY MARKET FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
------------------------------------------------------------
                                                                Karen Van Cleave

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, Money Market Fund produced a 7-day average yield of 1.43% and 1.07% for the Class I and Class S shares, respectively. During this same period, Class I and Class S shares posted total returns of 1.58% and 1.22%, respectively. By comparison, The Fund's Class I benchmark, the iMoneyNet First Tier Institutional Average Index, returned 1.63%. The Fund's Class S benchmark, the iMoneyNet First Tier Retail Average Index, returned 1.25%. The Fund's peer group, as measured by the Lipper Money Market Funds Index, returned 1.48%.

Q.  What was the investment environment like during the twelve-month period?
--------

A. At the beginning of the period, the Fed lowered interest rates twice in an attempt to stimulate an economy badly shaken by the events of September 11, 2001. The first of those rate cuts came in November, when the Fed Funds target rate dropped from 2.50% to 2.00%. An additional quarter-point rate cut in December brought the rate to 1.75%, a 40-year low, where it stayed for the remainder of the period. Those historically low rates temporarily caused the yield curve to invert, meaning that short-term rates exceeded long-term rates. In early 2002, however, the market began to anticipate interest rate hikes, expecting that the Fed Funds rate would return to a more normal 3% to 4% level by year's end. In response, the yield curve reverted back to a more normal shape, with long-term rates moving higher and once again exceeding short-term rates. But when economic indicators came in at weaker-than-expected levels, fears of a double-dip recession mounted and the possibility of rate hikes were replaced with expectations that the Fed would cut rates even further. Although the Fed didn't cut rates again before the end of the period, it confirmed at its August meeting its inclination to do so, citing that the prospects for further economic weakness outweighed the threat of inflation.

Q.  What was your strategy?
--------

A. When the yield curve was inverted early in the period, we kept maturities short. But as the yield curve resumed a more positive slope and longer-term securities began to offer incrementally more attractive yields, we started to move out into longer maturities. The yield curve has kept a positive slope since then, and we have maintained our portfolio close to our targeted maximum maturity, occasionally venturing into shorter maturities only when the yield curve would briefly flatten out enough to make shorter maturities attractive. Over the course of the past twelve months, the Fund's maturities ranged from 34 to 61 days.

Q.  What's your outlook?
--------

A. We intend to maintain a position close to our targeted maximum maturity at least through the end of 2002. At that point, we will reevaluate the economic and political landscape. If the economy appears to be gaining strength, we will then consider reducing our maturities to take advantage of any rise in interest rates. In a rising interest rate environment, a shorter-maturity position can be advantageous because cash can be reinvested more quickly at prevailing higher interest rates. If the outlook remains uncertain, we will maintain exposure at the long end of our range.


[BEGIN SIDEBAR]
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         7-DAY AVERAGE YIELD
         -------------------
Class I Shares              1.43%
Class S Shares              1.07%

The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

         AVERAGE ANNUAL
         TOTAL RETURNS
         --------------

Money Market Fund -- Class I Shares
-----------------------------------
One Year                    1.58%
Five Year                   4.53%
Since Inception
   01/04/93                 4.56%

iMoneyNet First Tier Institutional Average Index
------------------------------------------------
One Year                    1.63%
Five Year                   4.51%
Since Inception*            4.59%

Lipper Money Market Funds Index
-------------------------------
One Year                    1.48%
Five Year                   4.31%
Since Inception*            4.35%

* INDEX RETURNS COMPUTED FROM DECEMBER 31, 1992.

Money Market Fund -- Class S Shares
-----------------------------------
One Year                    1.22%
Five Year                   4.15%
Since Inception
   03/31/93                 4.28%

iMoneyNet First Tier Retail Average Index
-----------------------------------------
One Year                    1.25%
Five Year                   4.14%
Since Inception
   03/31/93                 4.26%

Lipper Money Market Funds Index
-------------------------------
One Year                    1.48%
Five Year                   4.31%
Since Inception
   03/31/93                 4.39%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
------------------------------------------------------------
                                                                 Steven L. Haldi

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
--------

A. For the twelve-month period ended October 31, 2002, Tax-Exempt Money Market Fund produced a 7-day average yield of 1.23% and 0.98% for Class I and Class S shares, respectively. During this same period, Class I and Class S shares posted total returns of 1.12% and 0.87%, respectively. By comparison, the Fund's Class I benchmark, the iMoneyNet National Institutional Average Index, returned 1.17% and the Fund's Class S benchmark, the iMoneyNet National Retail Average Index, returned 0.95%. The Fund's peer group, as measured by the Lipper Tax-Exempt Money Market Funds Index, returned 1.06%.

Q.  What was the investment environment like during the twelve-month period?
--------

A. At the beginning of the period, the Fed lowered interest rates twice in an attempt to stimulate an economy badly shaken by the events of September 11, 2001. The first of those rate cuts came in November, when the Fed Funds target rate dropped from 2.50% to 2.00%. An additional quarter-point rate cut in December brought the rate to 1.75%, a 40-year low, where it stayed for the remainder of the period. Those historically low rates temporarily caused the yield curve to invert, meaning that short-term rates exceeded long-term rates. In early 2002, however, the market began to anticipate interest rate hikes, expecting that the Fed Funds rate would return to a more normal 3% to 4% level by year's end. In response, the yield curve reverted back to a more normal shape, with long-term rates moving higher and once again exceeding short-term rates. But when economic indicators came in at weaker-than-expected levels, fears of a double-dip recession mounted and the possibility of rate hikes were replaced with expectations that the Fed would cut rates even further. Although the Fed didn't cut rates again before the end of the period, it confirmed at its August meeting its inclination to do so, citing that the prospects for further economic weakness outweighed the threat of inflation.

Q.  What was your strategy?
--------

A. When the yield curve was inverted early in the period, we kept maturities short. But as the yield curve resumed a more positive slope and longer-term securities began to offer incrementally more attractive yields, we started to move out into longer maturities. The yield curve has kept a positive slope since then, and we have maintained our portfolio close to our targeted maximum maturity, occasionally venturing into shorter maturities only when the yield curve would briefly flatten out enough to make shorter maturities attractive. Over the course of the past twelve months, the Fund's maturities ranged from 22 to 41 days.

Q.  What's your outlook?
--------

A. We intend to maintain a position close to our targeted maximum maturity at least through the end of 2002. At that point, we will reevaluate the economic and political landscape. If the economy appears to be gaining strength, we will then consider reducing our maturities to take advantage of any rise in interest rates. In a rising interest rate environment, a shorter-maturity position can be advantageous because cash can be reinvested more quickly at prevailing higher interest rates. If the outlook remains uncertain, we will maintain exposure at the long end of our range.


[BEGIN SIDEBAR]
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

        7-DAY AVERAGE YIELD
        -------------------
Class I Shares              1.23%
Class S Shares              0.98%

The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

            AVERAGE ANNUAL
            TOTAL RETURNS
            --------------

Tax-exempt Money Market Fund -- Class I Shares
----------------------------------------------
One Year                    1.12%
Five Year                   2.79%
Since Inception
   01/04/93                 2.83%

iMoneyNet National Institutional Average Index
----------------------------------------------
One Year                    1.17%
Five Year                   2.78%
Since Inception*            2.88%

Lipper Tax-Exempt Money Market Funds Index
------------------------------------------
One Year                    1.06%
Five Year                   2.65%
Since Inception*            2.75%

* INDEX RETURNS COMPUTED FROM DECEMBER 31, 1992.

Tax-exempt Money Market Fund -- Class S Shares
----------------------------------------------
One Year                    0.87%
Five Year                   2.53%
Since Inception
   03/24/93                 2.59%

iMoneyNet National Retail Average Index
---------------------------------------
One Year                    0.95%
Five Year                   2.54%
Since Inception**           2.64%

Lipper Tax-Exempt Money Market Funds Index
------------------------------------------
One Year                    1.06%
Five Year                   2.65%
Since Inception**           2.77%

** INDEX RETURNS COMPUTED FROM MARCH 31, 1993.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

TREASURY MONEY MARKET FUND
PORTFOLIO MANAGER COMMENTARY                                    OCTOBER 31, 2002
------------------------------------------------------------
                                                                Karen Van Cleave

Q.  How did the Fund perform during the fiscal year ended October 31, 2002?
--------

A. For the twelve-month period that ended October 31, 2002, the Treasury Money Market Fund produced a 7-day average yield of 1.37% and 1.12% for the Class I and Class S shares, respectively. During this same period, Class I and Class S shares posted total returns of 1.47% and 1.22%, respectively. By comparison, the Fund's Class I benchmark, the iMoneyNet Treasury & Repo Institutional Average Index, returned 1.47%. The Fund's Class S benchmark, the iMoneyNet Treasury & Repo Retail Average Index, returned 1.21%.The Fund's peer group, as measured by the Lipper U.S. Treasury Money Market Funds Index, returned 1.34%.

Q.  What was the investment environment like during the twelve-month period?
--------

A. At the beginning of the period, the Fed lowered interest rates twice in an attempt to stimulate an economy badly shaken by the events of September 11, 2001. The first of those rate cuts came in November, when the Fed Funds target rate dropped from 2.50% to 2.00%. An additional quarter-point rate cut in December brought the rate to 1.75%, a 40-year low, where it stayed for the remainder of the period. Those historically low rates temporarily caused the yield curve to invert, meaning that short-term rates exceeded long-term rates. In early 2002, however, the market began to anticipate interest rate hikes, expecting that the Fed Funds rate would return to a more normal 3% to 4% level by year's end. In response, the yield curve reverted back to a more normal shape, with long-term rates moving higher and once again exceeding short-term rates. But when economic indicators came in at weaker-than-expected levels, fears of a double-dip recession mounted and the possibility of rate hikes were replaced with expectations that the Fed would cut rates even further. Although the Fed didn't cut rates again before the end of the period, it confirmed at its August meeting its inclination to do so, citing that the prospects for further economic weakness outweighed the threat of inflation.

Q.  What was your strategy?
--------

A. When the yield curve was inverted early in the period, we kept maturities short. But as the yield curve resumed a more positive slope and longer-term securities began to offer incrementally more attractive yields, we started to move out into longer maturities. The yield curve has kept a positive slope since then, and we have maintained our portfolio close to our targeted maximum maturity, occasionally venturing into shorter maturities only when the yield curve would briefly flatten out enough to make shorter maturities attractive. Over the course of the past twelve months, the Fund's maturities ranged from 31 to 56 days.

Q.  What's your outlook?
--------

A. We intend to maintain a position close to our targeted maximum maturity at least through the end of 2002. At that point, we will reevaluate the economic and political landscape. If the economy appears to be gaining strength, we will then consider reducing our maturities to take advantage of any rise in interest rates. In a rising interest rate environment, a shorter-maturity position can be advantageous because cash can be reinvested more quickly at prevailing higher interest rates. If the outlook remains uncertain, we will maintain exposure at the long end of our range.


[BEGIN SIDEBAR]
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

        7-DAY AVERAGE YIELD
        -------------------
Class I Shares              1.37%
Class S Shares              1.12%

The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

           AVERAGE ANNUAL
           TOTAL RETURNS
           --------------

Treasury Money Market Fund-- Class I Shares
-------------------------------------------
One Year                    1.47%
Five Year                   4.21%
Since Inception
   01/04/93                 4.21%

iMoneyNet Treasury & Repo Institutional Average Index
-----------------------------------------------------
One Year                    1.47%
Five Year                    N/A
Since Inception              N/A

Lipper U.S. Treasury Money Market Funds Index
---------------------------------------------
One Year                    1.34%
Five Year                   3.98%
Since Inception*            4.10%

* INDEX RETURNS COMPUTED FROM DECEMBER 31, 1992.

Treasury Money Market Fund-- Class S Shares
-------------------------------------------
One Year                    1.22%
Five Year                   3.95%
Since Inception
   03/25/93                 3.99%

iMoneyNet Treasury & Repo Retail Average Index
----------------------------------------------
One Year                    1.21%
Five Year                   3.99%
Since Inception**           4.12%

Lipper U.S. Treasury Money Market Funds Index
---------------------------------------------
One Year                    1.34%
Five Year                   3.98%
Since Inception**           4.13%

** INDEX RETURNS COMPUTED FROM MARCH 31, 1993.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.
[END SIDEBAR]

          ABN AMRO FUNDS
------------------------

GOVERNMENT MONEY MARKET FUND                                    OCTOBER 31, 2002
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.s. Government and Agency Obligations  62%
Repurchase Agreements                   38%

% of Total Net Assets

                                                  MARKET
 PAR VALUE                                        VALUE
 ---------                                        ------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 61.57%
               FEDERAL FARM CREDIT BANK (A) - 4.06%
$  10,000,000  1.930%, 11/06/02 ...........   $     9,997,320
    5,000,000  1.650%, 12/11/02 ...........         4,990,833
    6,357,000  1.700%, 07/15/03 ...........         6,280,151
                                              ---------------
                                                   21,268,304
                                              ---------------
               FEDERAL HOME LOAN BANK - 14.30%
   15,000,000  1.630%, 11/20/02 (A) .......        14,987,096
   15,000,000  1.630%, 01/08/03 (A) .......        14,953,817
   10,000,000  1.680%, 01/22/03 (A) .......         9,961,733
   15,000,000  1.690%, 01/24/03 (A) .......        14,940,850
   10,000,000  1.640%, 03/19/03 (A) .......         9,937,133
   10,000,000  2.500%, 04/29/03 ...........        10,003,412
                                              ---------------
                                                   74,784,041
                                              ---------------
               FEDERAL HOME LOAN MORTGAGE - 12.38%
   10,781,000  1.740%, 12/05/02 (A) .......        10,763,283
   17,000,000  1.690%, 12/10/02 (A) .......        16,968,876
   10,000,000  1.970%, 12/20/02 (A) .......         9,973,186
   10,000,000  1.650%, 01/02/03 (A) .......         9,971,583
    8,915,000  7.375%, 05/15/03 ...........         9,185,806
    8,000,000  1.730%, 09/11/03 (A) .......         7,879,285
                                              ---------------
                                                   64,742,019
                                              ---------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 26.05%
   10,000,000  1.980%, 11/01/02 (A) .......        10,000,000
   10,000,000  1.625%, 11/13/02 (A) .......         9,994,583
   15,000,000  1.700%, 11/27/02 (A) .......        14,981,583
   15,000,000  1.690%, 12/04/02 (A) .......        14,976,763
    9,300,000  1.650%, 12/27/02 (A) .......         9,276,130
   15,000,000  1.740%, 01/08/03 (A) .......        14,950,700
   10,000,000  2.150%, 02/07/03 (A) .......         9,941,472
   10,000,000  5.000%, 02/14/03 ...........        10,079,733
   10,000,000  1.700%, 02/19/03 (A) .......         9,948,056
   10,000,000  1.690%, 03/05/03 (A) .......         9,941,789

                                                  MARKET
 PAR VALUE                                        VALUE
 ---------                                        ------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION (CONTINUED)
$  10,000,000  1.640%, 03/07/03 (A) .......   $     9,942,600
   12,000,000  5.750%, 04/15/03 ...........        12,214,201
                                              ---------------
                                                  136,247,610
                                              ---------------
               U.S. TREASURY BILL (A) - 4.78%
   25,000,000  1.630%, 11/14/02 ...........        24,985,285
                                              ---------------
               TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS
                 (Cost $322,027,259) ......       322,027,259
                                              ---------------

REPURCHASE AGREEMENTS - 38.47%
  112,122,441  J.P. Morgan Chase, 1.860%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $112,128,234
                 (collateralized by U.S. Government
                 Agency Instruments, total market
                 value $114,369,114) ......       112,122,441
   45,009,874  Morgan Stanley, 1.860%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $45,012,200
                 (collateralized by U.S. Government
                 Agency Instrument, total market
                 value $45,910,072) .......        45,009,874
   44,054,368  UBS Warburg, 1.860%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $44,056,644
                 (collateralized by U.S. Government
                 Agency Instruments, total market
                 value $44,937,257) .......        44,054,368
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $201,186,683) ......       201,186,683
                                              ---------------
TOTAL INVESTMENTS - 100.04%
   (Cost $523,213,942)* ...................       523,213,942
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (0.04)%           (225,913)
                                              ---------------
NET ASSETS - 100.00% ......................   $   522,988,029
                                              ===============

------------------------------
  * At October 31, 2002, cost is identical for book and Federal income tax purposes.

(A) Annualized yield at the time of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

MONEY MARKET FUND                                               OCTOBER 31, 2002
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper         48%
Certificates of Deposit  34%
Repurchase Agreements    18%

% of Total Net Assets

                                                  MARKET
 PAR VALUE                                        VALUE
 ---------                                        ------

COMMERCIAL PAPER (A) - 48.27%
               AIRLINES - 3.46%
$   5,000,000  International Lease Finance
                 1.730%, 02/20/03 .........   $     4,973,329
                                              ---------------
               BANKS - 10.42%
    5,000,000  CDC Ixis Capital Markets
                 1.750%, 11/26/02 .........         4,993,924
    5,000,000  Citicorp
                 1.720%, 11/21/02 .........         4,995,222
    5,000,000  Wells Fargo
                 1.750%, 11/27/02 .........         4,993,680
                                              ---------------
                                                   14,982,826
                                              ---------------
               CREDIT - 16.16%
    5,000,000  Blue Ridge Asset Funding
                 1.760%, 11/07/02 (B) .....         4,998,534
    5,000,000  Enterprise Funding
                 1.770%, 11/13/02 (B) .....         4,997,050
    5,000,000  Falcon Asset Securitization
                 1.760%, 11/06/02 (B) .....         4,998,778
    5,000,000  Greenwich Funding
                 1.750%, 01/24/03 (B) .....         4,979,583
    3,286,000  Stellar Funding
                 1.700%, 12/17/02 (B) .....         3,278,862
                                              ---------------
                                                   23,252,807
                                              ---------------

                                                  MARKET
 PAR VALUE                                        VALUE
 ---------                                        ------

               FINANCIAL SERVICES - 14.75%
$   5,000,000  American Express Credit
                 1.750%, 12/11/02 .........   $     4,990,278
    5,000,000  Bear Stearns
                 1.680%, 12/10/02 .........         4,990,900
    1,254,000  Fountain Square Commercial
                 Funding
                 1.770%, 11/25/02 (B) .....         1,252,520
    5,000,000  General Electric Capital
                 1.760%, 11/14/02 .........         4,996,822
    5,000,000  Morgan Stanley Dean Witter
                 1.760%, 11/20/02 .........         4,995,356
                                              ---------------
                                                   21,225,876
                                              ---------------
               INSURANCE - 3.48%
    5,000,000  ING U.S. Funding
                 1.750%, 11/12/02 .........         4,997,326
                                              ---------------
               TOTAL COMMERCIAL PAPER
                 (Cost $69,432,164) .......        69,432,164
                                              ---------------

CERTIFICATES OF DEPOSIT - 33.37%
               BANKS - 33.37%
               Abbey National (NY)
    3,000,000    1.950%, 12/09/02 .........         3,000,000
    2,000,000    1.710%, 02/19/03 .........         2,000,363
    5,000,000  Barclays Bank (NY)
                 1.820%, 01/22/03 .........         5,000,056
    5,000,000  Bayerische Hypo-und
                 Vereinsbank (NY)
                 1.720%, 11/19/02 .........         5,000,000
               Bayerische Landesbank
                 Girozentrale (NY)
    3,000,000    1.770%, 04/28/03 .........         3,000,293
    2,000,000    1.770%, 06/23/03 .........         2,001,395
    5,000,000  J.P. Morgan Chase
                 1.720%, 01/17/03 .........         5,000,000
    3,000,000  Lloyds TBS Bank (NY)
                 1.730%, 02/10/03 .........         2,999,832
    2,000,000  National City Bank
                 1.810%, 08/25/03 .........         2,000,163
    2,000,000  Rabobank Nederland (NY)
                 1.845%, 09/19/03 .........         2,000,088
    5,000,000  Regions Bank
                 1.710%, 11/04/02 .........         5,000,000
    3,000,000  Royal Bank of Canada (NY)
                 2.320%, 02/27/03 .........         3,000,096
    5,000,000  Royal Bank of Scotland (NY)
                 2.260%, 12/06/02 .........         5,001,216
    3,000,000  Societe Generale (NY)
                 1.880%, 12/31/02 .........         3,000,339
                                              ---------------
                                                   48,003,841
                                              ---------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $48,003,841) .......        48,003,841
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

MONEY MARKET FUND                                               OCTOBER 31, 2002
SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                        VALUE
 ---------                                        ------

REPURCHASE AGREEMENTS - 18.23%
$  10,131,284  Morgan Stanley, 1.850%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $10,131,805
                 (collateralized by U.S. Government
                 Agency Instruments, total market
                 value: $10,333,910) ......   $    10,131,284
   16,098,818  UBS Warburg, 1.850%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $16,099,645
                 (collateralized by U.S. Government
                 Agency Instrument, total market
                 value: $16,424,756) ......        16,098,818
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $26,230,102) .......        26,230,102
                                              ---------------
TOTAL INVESTMENTS - 99.87%
   (Cost $143,666,107)* ...................       143,666,107
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.13% ..           193,758
                                              ---------------
NET ASSETS - 100.00% ......................   $   143,859,865
                                              ===============

-----------------------------
 * At October 31, 2002, cost is identical for book and Federal income tax purposes.
(A)  Annualized yield at the time of purchase.
(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At October 31, 2002, these securities amounted to $24,505,327 or 17.03% of net assets.

(NY) New York


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TAX-EXEMPT MONEY MARKET FUND                                    OCTOBER 31, 2002
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Municipal Obligations           96%
Cash and Other Net Assets        4%

% of Total Net Assets

                                                  MARKET
 PAR VALUE                                        VALUE
 ---------                                        ------

MUNICIPAL OBLIGATIONS - 96.32%
               ALABAMA - 1.27%
$   4,600,000  Montgomery Industrial Development
                 Board PCR TECP
                 1.300%, 12/10/02 .........   $     4,600,000
                                              ---------------
               ALASKA - 1.22%
    4,400,000  Valdez Marine Terminal RB
                 BP Pipeline Project
                 2.000%, 11/01/02 (A) .....         4,400,000
                                              ---------------
               ARIZONA - 5.78%
               Salt River Project TECP
    4,500,000    1.200%, 11/13/02 .........         4,500,000
    5,000,000    1.200%, 11/14/02 .........         5,000,000
    6,916,000    1.350%, 02/11/03 .........         6,916,000
    4,500,000  Tempe Excise Tax RB
                 2.000%, 11/01/02 (A) .....         4,500,000
                                              ---------------
                                                   20,916,000
                                              ---------------
               COLORADO - 4.60%
               Colorado Educational &
                 Cultural Facilities RB
    3,055,000    Naropa University Project
                 1.900%, 11/07/02 (A) .....         3,055,000
    3,475,000    National Cable Television Center
                 1.900%, 11/07/02 (A) .....         3,475,000
   10,000,000  Colorado State, TRAN
                 3.000%, 06/27/03 .........        10,096,324
                                              ---------------
                                                   16,626,324
                                              ---------------

                                                  MARKET
 PAR VALUE                                        VALUE
 ---------                                        ------

               CONNECTICUT - 6.11%
$  10,100,000  Connecticut State HEFA
                 RB, Yale University
                 Series T-2, 1.700%,
                 11/07/02 (A) .............   $    10,100,000
               Connecticut State, GO
   10,000,000    Series A, 1.800%,
                 11/07/02 (A) .............        10,000,000
    2,000,000    Series B, 1.750%,
                 11/01/02 (A) .............         2,000,000
                                              ---------------
                                                   22,100,000
                                              ---------------
               DISTRICT OF COLUMBIA - 0.97%
    3,500,000  District of Columbia,
                 American Red Cross TECP
                 1.250%, 11/13/02 .........         3,500,000
                                              ---------------
               FLORIDA - 5.61%
   15,300,000  Jacksonville Electric Authority
                 System TECP
                 1.300%, 12/11/02 .........        15,300,000
    5,000,000  Sarasota Memorial Hospital
                 District TECP
                 1.300%, 01/08/03 .........         5,000,000
                                              ---------------
                                                   20,300,000
                                              ---------------
               GEORGIA - 6.67%
               Burke County Development
                 Authority TECP
   10,250,000    1.200%, 11/12/02 .........        10,250,000
    5,000,000    1.300%, 12/10/02 .........         5,000,000
    8,860,000  Municipal Electric Authority of
                 Georgia TECP
                 1.500%, 11/12/02 .........         8,860,000
                                              ---------------
                                                   24,110,000
                                              ---------------
               ILLINOIS - 2.81%
      180,000  Illinois Development Finance
                 Authority RB, Saint
                 Xavier University
                 1.900%, 11/07/02 (A) .....           180,000
               Illinois Health Facilities
                 Authority RB
    6,200,000    Resurrection Health, Series A
                 2.000%, 11/07/02 (A)
                 Insured: FSA .............         6,200,000
    3,800,000    Rush Presbyterian -
                 St. Luke's Medical Center
                 Obligated Group, Series 1998B
                 1.850%, 11/07/02 (A)
                 Insured: MBIA ............         3,800,000
                                              ---------------
                                                   10,180,000
                                              ---------------
               INDIANA - 1.66%
    6,000,000  City of Mount Vernon TECP
                 1.350%, 02/13/03 .........         6,000,000
                                              ---------------
               IOWA - 0.64%
    2,310,000  Ottumwa RB,
                 Ottumwa Regional Health Center
                 1.900%, 11/07/02 (A) .....         2,310,000
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TAX-EXEMPT MONEY MARKET FUND                                    OCTOBER 31, 2002
SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                        VALUE
 ---------                                        ------

               KENTUCKY - 0.01%
$      35,000  Kentucky Economic Development
                 Finance Authority Hospital
                 Facilities RB, Baptist Healthcare
                 System, Series C,
                 2.000%, 11/01/02 (A)
                 Insured: MBIA ............   $        35,000
                                              ---------------
               LOUISIANA - 3.48%
   12,600,000  St. Charles Parish Pollution
                 Control RB,
                 Shell Oil Project, Series B
                 1.950%, 11/01/02 (A) .....        12,600,000
                                              ---------------
               MARYLAND - 2.99%
               Maryland State Health & Higher
                 Education Facilities Authority RB,
                 Pooled Loan Program,
    6,700,000    Series A, 1.800%,
                 11/07/02 (A) .............         6,700,000
    4,100,000    Series B, 1.800%,
                 11/07/02 (A) .............         4,100,000
                                              ---------------
                                                   10,800,000
                                              ---------------
               MASSACHUSETTS - 1.11%
               Massachusetts State, GO,
                 Series B
    1,000,000    1.800%, 11/07/02 (A) .....         1,000,000
    2,200,000    Central Artery
                 2.000%, 11/01/02 (A) .....         2,200,000
      800,000    Massachusetts Water Resources
                 Authority, Multi-Modal
                 Subordinated General RB,
                 Series A, 2.050%, 11/07/02 (A)
                 Insured: AMBAC ...........           800,000
                                              ---------------
                                                    4,000,000
                                              ---------------
               MINNESOTA - 4.58%
    2,100,000  Hennepin County, GO, Series C
                 1.750%, 11/07/02 (A) .....         2,100,000
    2,865,000  Minneapolis Convention Center, GO,
                 Convention Center Bonds
                 1.800%, 11/07/02 (A) .....         2,865,000
               Minneapolis, GO, Series B
    3,080,000    1.800%, 11/07/02 (A) .....         3,080,000
    2,120,000    1.800%, 11/07/02 (A) .....         2,120,000
    6,400,000  Owatonna Hospital RB,
                 Health Central System
                 1.900%, 11/07/02 (A) .....         6,400,000
                                              ---------------
                                                   16,565,000
                                              ---------------
               MISSISSIPPI - 3.56%
   12,875,000  Jackson County Port Facility RB,
                 Chevron USA Income Project
                 2.000%, 11/01/02 (A) .....        12,875,000
                                              ---------------
               MISSOURI - 4.67%
               Missouri State HEFA RB,
                 The Washington University
                 Project,
   10,400,000    Series A,
                 2.000%, 11/01/02 (A) .....        10,400,000
    6,500,000    Series B,
                 2.000%, 11/01/02 (A) .....         6,500,000
                                              ---------------
                                                   16,900,000
                                              ---------------

                                                  MARKET
 PAR VALUE                                        VALUE
 ---------                                        ------

               NEBRASKA - 6.61%
               Lincoln Electric System TECP
$   4,000,000    1.500%, 11/02/02 .........   $     4,000,000
    8,600,000    1.200%, 11/12/02 .........         8,600,000
               Omaha Public Power District TECP
    2,000,000    1.200%, 11/12/02 .........         2,000,000
    5,000,000    1.270%, 12/10/02 .........         5,000,000
    4,300,000    1.350%, 02/12/03 .........         4,300,000
                                              ---------------
                                                   23,900,000
                                              ---------------
               NEVADA - 7.57%
    7,390,000  Clark County
                 School District, GO, Series A
                 1.950%, 11/07/02 (A) .....         7,390,000
   20,000,000  Las Vegas Valley Water
                 District TECP
                 1.350%, 11/07/02 .........        20,000,000
                                              ---------------
                                                   27,390,000
                                              ---------------
               NEW MEXICO - 0.52%
    1,900,000  Hurley Pollution Control RB,
                 Kennecott Santa Fe Project
                 2.000%, 11/01/02 (A) .....         1,900,000
                                              ---------------
               NEW YORK - 3.23%
               New York GO, Series B
    2,600,000    2.000%, 11/01/02 (A)
                 Insured: FGIC ............         2,600,000
    2,675,000    2.000%, 11/01/02 (A)
                 Insured: FGIC ............         2,675,000
    6,400,000  New York State Local Government
                 Assistance RB, Series D
                 1.750%, 11/07/02 (A) .....         6,400,000
                                              ---------------
                                                   11,675,000
                                              ---------------
               OHIO - 0.03%
      100,000  Ohio State Air Quality Development
                 Authority RB, Cincinnati Gas &
                 Electric Project, Series B
                 1.950%, 11/01/02 (A) .....           100,000
                                              ---------------
               TEXAS - 9.33%
               City of Austin TECP
    5,000,000    1.450%, 11/07/02 .........         5,000,000
    7,460,000    1.350%, 02/11/03 .........         7,460,000
               City of San Antonio TECP
    5,300,000    1.200%, 11/06/02 .........         5,300,000
    2,200,000    1.450%, 11/12/02 .........         2,200,000
    2,300,000  Harris County, Health Facilities RB,
                 Texas Medical Center Project
                 2.000%, 11/01/02 (A)
                 Insured: MBIA ............         2,300,000
    6,000,000  North Central Texas Health
                 Facilities Development TECP
                 1.300%, 01/08/03 .........         6,000,000
    1,170,000  Texas Higher Education
                 Authority RB, Series B
                 1.850%, 11/07/02 (A)
                 Insured: FGIC ............         1,170,000
    4,250,000  Texas State, TRAN
                 2.750%, 08/29/03 .........         4,297,350
                                              ---------------
                                                   33,727,350
                                              ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TAX-EXEMPT MONEY MARKET FUND                                    OCTOBER 31, 2002
SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                  MARKET
 PAR VALUE                                        VALUE
 ---------                                        ------

               UTAH - 4.48%
$  11,500,000  Intermountain Power Agency TECP
                 1.200%, 11/13/02 .........   $    11,500,000
    1,000,000  State of Utah Building
                 Ownership Authority
                 1.850%, 11/07/02 (A) .....         1,000,000
    3,700,000  State of Utah, Series A
                 1.800%, 11/07/02 (A) .....         3,700,000
                                              ---------------
                                                   16,200,000
                                              ---------------
               WASHINGTON - 1.04%
               Washington Health Care Facilities
                 Authority RB, Fred Hutchinson
                 Cancer Research Center
      550,000    Series 1991-A,
                 2.200%, 11/01/02 (A)
                 LOC: Morgan Guaranty .....           550,000
    2,600,000    Series 1991-B,
                 2.200%, 11/01/02 (A)
                 LOC: Morgan Guaranty .....         2,600,000
      300,000    Series 1996,
                 2.200%, 11/01/02 (A) .....           300,000
      120,000    Series 1999,
                 2.200%, 11/01/02 (A) .....           120,000
      200,000  Washington State, GO,
                 Series VR 96B
                 1.750%, 11/07/02 (A) .....           200,000
                                              ---------------
                                                    3,770,000
                                              ---------------
               WISCONSIN - 4.80%
               State of Wisconsin, TECP
    3,489,000    1.350%, 02/13/03 .........         3,489,000
    9,855,000    1.500%, 02/18/03 .........         9,855,000
    4,000,000  Wisconsin State Transportation,
                 Series 97A, TECP
                 1.350%, 01/08/03 .........         4,000,000
                                              ---------------
                                                   17,344,000
                                              ---------------
               WYOMING - 0.97%
    3,500,000  Lincoln County Pollution
                 Control RB,
                 Exxon Project
                 1.950%, 11/07/02 (A) .....         3,500,000
                                              ---------------
               TOTAL MUNICIPAL OBLIGATIONS
                 (Cost $348,323,674) ......       348,323,674
                                              ---------------

                                                  MARKET
   SHARES                                         VALUE
   ------                                         ------

INVESTMENT COMPANIES - 3.60%
    2,500,015  Dreyfus Tax-Exempt
                 Cash Management Fund .....   $     2,500,015
   10,500,909  SEI Institutional Tax Free
                 Money Market Fund ........        10,500,909
                                              ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $13,000,924) .......        13,000,924
                                              ---------------
TOTAL INVESTMENTS - 99.92%
   (Cost $361,324,598)* ...................       361,324,598
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.08% ..           289,174
                                              ---------------
NET ASSETS - 100.00% ......................   $   361,613,772
                                              ===============

-----------------------------
 * At October 31, 2002, cost is identical for book and Federal income tax purposes.

(A) Variable rate instrument. The rate shown reflects the rate in effect on October 31, 2002. The maturity date shown is the next scheduled reset date.

   AMBAC AMBAC Assurance Corp.
    FGIC Financial Guaranty Insurance Co.
     FSA Financial Security Assurance, Inc.
      GO General Obligation
    HEFA Health & Educational Facilities Authority
     LOC Letter of Credit
    MBIA MBIA Insurance Corporation
     PCR Pollution Control Revenue
      RB Revenue Bond
    TECP Tax-Exempt Commercial Paper
    TRAN Tax & Revenue Anticipation Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TREASURY MONEY MARKET FUND                                      OCTOBER 31, 2002
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Obligations       64%
Repurchase Agreements           36%

% of Total Net Assets

                                                  MARKET
 PAR VALUE                                        VALUE
 ---------                                        ------

U.S. TREASURY OBLIGATIONS - 64.20%
               U.S. TREASURY BILLS (A)- 51.32%
$  15,000,000  1.565%, 11/07/02 ...........   $    14,996,087
   15,000,000  1.630%, 11/14/02 ...........        14,991,171
    5,000,000  1.885%, 11/14/02 ...........         4,996,597
   15,000,000  1.620%, 11/21/02 ...........        14,986,500
   10,000,000  1.655%, 11/21/02 ...........         9,990,806
   15,000,000  1.610%, 12/05/02 ...........        14,977,192
   15,000,000  1.655%, 12/12/02 ...........        14,971,727
   15,000,000  1.660%, 12/19/02 ...........        14,966,800
   15,000,000  1.595%, 01/09/03 ...........        14,954,144
   15,000,000  1.600%, 01/16/03 ...........        14,949,333
   10,000,000  1.600%, 01/23/03 ...........         9,963,111
   10,000,000  1.628%, 01/30/03 ...........         9,959,312
   15,000,000  1.640%, 02/06/03 ...........        14,933,717
   10,000,000  1.610%, 02/13/03 ...........         9,953,489
   10,000,000  1.615%, 04/17/03 ...........         9,925,082
                                              ---------------
                                                  189,515,068
                                              ---------------
               U.S. TREASURY NOTES - 12.88%
   10,000,000  5.125%, 12/31/02 ...........        10,049,977
   10,000,000  4.750%, 01/31/03 ...........        10,066,217
    5,000,000  4.625%, 02/28/03 ...........         5,038,866
    5,000,000  5.500%, 03/31/03 ...........         5,073,209
    7,000,000  4.000%, 04/30/03 ...........         7,060,895
    5,000,000  5.750%, 08/15/03 ...........         5,156,231
    5,000,000  4.250%, 11/15/03 ...........         5,125,660
                                              ---------------
                                                   47,571,055
                                              ---------------
               TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $237,086,123) ......       237,086,123
                                              ---------------

                                                  MARKET
 PAR VALUE                                        VALUE
 ---------                                        ------

REPURCHASE AGREEMENTS - 35.81%
$  79,297,929  J.P. Morgan Chase, 1.820%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $79,301,938
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value: $80,885,031) ......   $    79,297,929
   25,733,184  Morgan Stanley, 1.820%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $25,734,485
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value: $26,248,145) ......        25,733,184
   27,203,596  UBS Warburg, 1.820%,
                 dated 10/31/02, matures 11/01/02,
                 repurchase price $27,204,971
                 (collateralized by U.S. Treasury
                 Instrument, total market
                 value: $27,748,720) ......        27,203,596
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $132,234,709) ......       132,234,709
                                              ---------------
TOTAL INVESTMENTS - 100.01%
   (Cost $369,320,832)* ...................       369,320,832
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (0.01)%            (20,869)
                                              ---------------
NET ASSETS - 100.00% ......................   $   369,299,963
                                              ===============

---------------------------
  * At October 31, 2002, cost is identical for book and Federal income tax purposes.

(A) Annualized yield at the time of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                        GOVERNMENT MONEY         MONEY       TAX-EXEMPT MONEY   TREASURY MONEY
                                                           MARKET FUND        MARKET FUND       MARKET FUND       MARKET FUND
                                                        ----------------   ---------------   ----------------  ----------------
ASSETS:
Investments:
        Investments at cost ..........................   $   322,027,259   $   117,436,005   $    361,324,598  $    237,086,123
        Repurchase agreements ........................       201,186,683        26,230,102                 --       132,234,709
                                                         ---------------   ---------------   ----------------  ----------------
          Total investments at value .................       523,213,942       143,666,107        361,324,598       369,320,832
Receivables:
        Dividends and interest .......................           448,098           290,443            767,562           518,090
        Fund shares sold .............................            72,795                --              1,582                --
Other assets .........................................             2,296               581              1,717            16,995
                                                         ---------------   ---------------   ----------------  ----------------
          Total assets ...............................       523,737,131       143,957,131        362,095,459       369,855,917
                                                         ---------------   ---------------   ----------------  ----------------

LIABILITIES:
Payables:
        Dividend distribution ........................           549,093                --            345,277           396,478
        Fund shares redeemed .........................            16,945            14,100             18,964             1,017
        Due to Adviser, net ..........................            83,964            30,141             70,038            84,089
        Administration fee ...........................            22,169             7,052             17,137            17,078
        Distribution fees ............................             2,261            11,350              1,505             2,237
        Shareholder service fees .....................             1,947             9,083                 --                --
        Trustees fees ................................             7,294             2,282              5,445             5,722
Accrued expenses and other payables ..................            65,429            23,258             23,321            49,333
                                                         ---------------   ---------------   ----------------  ----------------
          Total liabilities ..........................           749,102            97,266            481,687           555,954
                                                         ---------------   ---------------   ----------------  ----------------
NET ASSETS ...........................................   $   522,988,029   $   143,859,865   $    361,613,772  $    369,299,963
                                                         ===============   ===============   ================  ================

NET ASSETS CONSIST OF:
    Paid in capital ..................................   $   522,958,710   $   143,855,984   $    361,615,059  $    369,290,926
    Accumulated undistributed net investment income ..            31,622             3,974                 37             9,037
    Accumulated net realized loss on investments .....            (2,303)              (93)            (1,324)               --
                                                         ---------------   ---------------   ----------------  ----------------
        TOTAL NET ASSETS .............................   $   522,988,029   $   143,859,865   $    361,613,772  $    369,299,963
                                                         ===============   ===============   ================  ================
CLASS I:
    Net Assets .......................................   $   492,397,532   $       413,819   $    340,683,273  $    338,171,583
    Shares of beneficial interest outstanding ........       492,366,774           413,386        340,684,012       338,171,696
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..............   $          1.00   $          1.00   $           1.00  $           1.00
                                                         ===============   ===============   ================  ================
CLASS S:
    Net Assets .......................................   $    30,590,497   $   143,446,046   $     20,930,499  $     31,128,380
    Shares of beneficial interest outstanding ........        30,593,671       143,442,773         20,931,152        31,126,481
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..............   $          1.00   $          1.00   $           1.00  $           1.00
                                                         ===============   ===============   ================  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

FOR THE YEAR ENDED OCTOBER 31, 2002
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                        GOVERNMENT MONEY         MONEY       TAX-EXEMPT MONEY   TREASURY MONEY
                                                           MARKET FUND        MARKET FUND       MARKET FUND       MARKET FUND
                                                        ----------------   ---------------   ----------------  ----------------
INVESTMENT INCOME:
     Dividends .......................................   $            --   $            --   $        239,051  $             --
     Interest ........................................        10,509,758         3,172,591          6,112,093         5,773,378
                                                         ---------------   ---------------   ----------------  ----------------
      Total investment income ........................        10,509,758         3,172,591          6,351,144         5,773,378
                                                         ---------------   ---------------   ----------------  ----------------

EXPENSES:
     Investment advisory fees ........................         1,050,289           569,815          1,538,231         1,116,630
     Distribution expenses(1) ........................           108,922           402,631             59,396            70,369
     Shareholder service fees(1) .....................            34,068           144,335                 --                --
     Transfer agent fees .............................            40,631            41,679             38,626            42,691
     Administration fees .............................           276,266            86,061            232,551           170,992
     Registration expenses ...........................            14,276            15,094             13,776            15,576
     Custodian fees ..................................            42,846            28,657             44,304            32,187
     Professional fees ...............................            29,585            20,760             27,411            25,745
     Reports to shareholder expense ..................            54,604            45,197             46,424            34,836
     Trustees fees ...................................            23,063             7,022             19,076            14,310
     Other expenses ..................................            26,551            24,198             32,887            28,352
                                                         ---------------   ---------------   ----------------  ----------------
      Total expenses before waivers ..................         1,701,101         1,385,449          2,052,682         1,551,688
      Less: Investment advisory fees waived ..........                --          (203,279)          (540,479)         (329,854)
                                                         ---------------   ---------------   ----------------  ----------------
      Net expenses ...................................         1,701,101         1,182,170          1,512,203         1,221,834
                                                         ---------------   ---------------   ----------------  ----------------

NET INVESTMENT INCOME ................................         8,808,657         1,990,421          4,838,941         4,551,544
                                                         ---------------   ---------------   ----------------  ----------------

NET REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments ................               750                --                 --               822
                                                         ---------------   ---------------   ----------------  ----------------

     NET REALIZED GAIN ON INVESTMENTS ................               750                --                 --               822
                                                         ---------------   ---------------   ----------------  ----------------

     NET INCREASE IN NET ASSETS FROM OPERATIONS ......   $     8,809,407   $     1,990,421   $      4,838,941  $      4,552,366
                                                         ===============   ===============   ================  ================

-----------------------------
(1) Fees are incurred at the Class S level.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       GOVERNMENT MONEY MARKET FUND
                                                                          ------------------------------------------------------
                                                                             YEAR ENDED      TEN MONTHS ENDED      YEAR ENDED
                                                                             OCTOBER 31,        OCTOBER 31,       DECEMBER 31,
                                                                                2002               2001               2000
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD .....................................   $    655,800,728   $    665,849,075   $    560,551,164
                                                                          ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income .............................................          8,808,657         23,388,302         35,107,909
    Net realized gain on investments ..................................                750                 --                 --
                                                                          ----------------   ----------------   ----------------
    Net increase in net assets from operations ........................          8,809,407         23,388,302         35,107,909
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I ........................................................         (8,210,940)       (21,814,092)       (30,086,803)
       Class S ........................................................           (597,717)        (1,574,210)        (5,021,106)
                                                                          ----------------   ----------------   ----------------
       Total distributions ............................................         (8,808,657)       (23,388,302)       (35,107,909)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class I ........................................................        910,706,105        928,922,817        966,111,770
       Class S ........................................................        119,135,868         93,240,321        315,326,463
    Issued to shareholders in reinvestment of distributions:
       Class I ........................................................            744,171          3,858,918          6,181,655
       Class S ........................................................            597,814          1,572,687          5,021,982
    Cost of shares repurchased:
       Class I ........................................................     (1,030,663,975)      (910,923,693)      (847,061,031)
       Class S ........................................................       (133,333,432)      (126,719,397)      (340,282,928)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions .....       (132,813,449)       (10,048,347)       105,297,911
                                                                          ----------------   ----------------   ----------------
          Total increase (decrease) in net assets .....................       (132,812,699)       (10,048,347)       105,297,911
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ........................   $    522,988,029   $    655,800,728   $    665,849,075
                                                                          ================   ================   ================
    (A) Undistributed net investment income ...........................   $         31,622   $         31,622   $         31,622
                                                                          ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold ...........................................................        910,706,104        928,922,817        966,111,770
       Issued to shareholders in reinvestment of distributions ........            744,171          3,858,918          6,181,655
       Repurchased ....................................................     (1,030,663,975)      (910,923,693)      (847,061,031)
    Class S:
       Sold ...........................................................        119,135,868         93,240,321        315,326,463
       Issued to shareholders in reinvestment of distributions ........            597,814          1,572,687          5,021,982
       Repurchased ....................................................       (133,333,432)      (126,719,397)      (340,282,928)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding ...............       (132,813,450)       (10,048,347)       105,297,911
                                                                          ================   ================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                                             MONEY MARKET FUND
                                                                          ------------------------------------------------------
                                                                             YEAR ENDED      TEN MONTHS ENDED      YEAR ENDED
                                                                             OCTOBER 31,        OCTOBER 31,       DECEMBER 31,
                                                                                2002               2001               2000
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD .....................................   $    178,123,239   $    275,921,963   $  1,385,778,237
                                                                          ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income .............................................          1,990,421          6,429,026         43,375,003
    Net realized gain (loss) on investments ...........................                 --                 --                 (6)
                                                                          ----------------   ----------------   ----------------
    Net increase in net assets from operations ........................          1,990,421          6,429,026         43,374,997
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I ........................................................            (27,053)        (1,267,984)       (29,815,679)
       Class S ........................................................         (1,963,368)        (5,161,042)       (13,559,324)
                                                                          ----------------   ----------------   ----------------
       Total distributions ............................................         (1,990,421)        (6,429,026)       (43,375,003)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class I ........................................................         28,702,645         99,772,544      1,301,001,702
       Class S ........................................................        552,585,697        507,227,808        970,941,836
    Issued to shareholders in reinvestment of distributions:
       Class I ........................................................             27,024          1,257,254          3,070,071
       Class S ........................................................          1,961,799          5,159,846         13,554,287
    Cost of shares repurchased:
       Class I ........................................................        (29,987,467)      (143,631,995)    (2,397,920,925)
       Class S ........................................................       (587,553,072)      (567,584,181)    (1,000,503,239)
    Issued due to merger (Note A):
       Class I ........................................................                 --                 --                 --
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions .....        (34,263,374)       (97,798,724)    (1,109,856,268)
                                                                          ----------------   ----------------   ----------------
          Total increase (decrease) in net assets .....................        (34,263,374)       (97,798,724)    (1,109,856,274)
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ........................   $    143,859,865   $    178,123,239   $    275,921,963
                                                                          ================   ================   ================
    (A) Undistributed net investment income ...........................   $          3,974   $          3,974   $          3,974
                                                                          ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold ...........................................................         28,702,645         99,749,063      1,300,807,412
       Issued to shareholders in reinvestment of distributions ........             27,024          1,257,254          3,288,525
       Repurchased ....................................................        (29,987,467)      (143,631,995)    (2,397,921,830)
       Issued due to merger (Note A) ..................................                 --                 --                 --
    Class S:
       Sold ...........................................................        552,585,697        507,227,808        970,942,058
       Issued to shareholders in reinvestment of distributions ........          1,961,799          5,159,846         13,554,286
       Repurchased ....................................................       (587,553,072)      (567,584,181)    (1,000,503,239)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding ...............        (34,263,374)       (97,822,205)    (1,109,832,788)
                                                                          ================   ================   ================


                                                                                       TAX-EXEMPT MONEY MARKET FUND
                                                                          ------------------------------------------------------
                                                                             YEAR ENDED      TEN MONTHS ENDED      YEAR ENDED
                                                                             OCTOBER 31,        OCTOBER 31,       DECEMBER 31,
                                                                                2002               2001               2000
                                                                          ----------------   ----------------   ---------------
NET ASSETS AT BEGINNING OF PERIOD .....................................   $    462,148,158   $    481,909,926   $   350,585,429
                                                                          ----------------   ----------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income .............................................          4,838,941         10,128,820        18,393,976
    Net realized gain (loss) on investments ...........................                 --                 --                --
                                                                          ----------------   ----------------   ---------------
    Net increase in net assets from operations ........................          4,838,941         10,128,820        18,393,976
                                                                          ----------------   ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I ........................................................         (4,624,443)        (9,320,140)      (15,941,723)
       Class S ........................................................           (214,498)          (808,680)       (2,452,253)
                                                                          ----------------   ----------------   ---------------
       Total distributions ............................................         (4,838,941)       (10,128,820)      (18,393,976)
                                                                          ----------------   ----------------   ---------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class I ........................................................        547,375,856        744,913,468     1,089,980,039
       Class S ........................................................        111,068,236        239,708,323       310,898,238
    Issued to shareholders in reinvestment of distributions:
       Class I ........................................................             16,578            131,020           202,399
       Class S ........................................................            214,223            808,603         2,453,827
    Cost of shares repurchased:
       Class I ........................................................       (641,081,088)      (727,536,872)     (957,773,306)
       Class S ........................................................       (118,128,191)      (277,786,310)     (314,436,700)
    Issued due to merger (Note A):
       Class I ........................................................                 --                 --                --
                                                                          ----------------   ----------------   ---------------
          Net increase (decrease) from capital share transactions .....       (100,534,386)       (19,761,768)      131,324,497
                                                                          ----------------   ----------------   ---------------
          Total increase (decrease) in net assets .....................       (100,534,386)       (19,761,768)      131,324,497
                                                                          ----------------   ----------------   ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ........................   $    361,613,772   $    462,148,158   $   481,909,926
                                                                          ================   ================   ===============
    (A) Undistributed net investment income ...........................   $             37   $             37   $            37
                                                                          ================   ================   ===============
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold ...........................................................        547,375,856        744,913,468     1,089,980,114
       Issued to shareholders in reinvestment of distributions ........             16,578            131,020           202,397
       Repurchased ....................................................       (641,081,088)      (727,536,872)     (957,773,276)
       Issued due to merger (Note A) ..................................                 --                 --                --
    Class S:
       Sold ...........................................................        111,068,236        239,708,323       310,898,239
       Issued to shareholders in reinvestment of distributions ........            214,223            808,603         2,453,827
       Repurchased ....................................................       (118,128,191)      (277,786,310)     (314,436,700)
                                                                          ----------------   ----------------   ---------------
          Net increase (decrease) in shares outstanding ...............       (100,534,386)       (19,761,768)      131,324,601
                                                                          ================   ================   ===============


                                                                                         TREASURY MONEY MARKET FUND
                                                                           -----------------------------------------------------
                                                                              YEAR ENDED      TEN MONTHS ENDED     YEAR ENDED
                                                                              OCTOBER 31,        OCTOBER 31,      DECEMBER 31,
                                                                                 2002               2001              2000
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD .....................................   $    272,665,737   $    232,858,991   $    339,601,745
                                                                          ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income .............................................          4,551,544          8,216,026         15,234,213
    Net realized gain (loss) on investments ...........................                822                 --              1,062
                                                                          ----------------   ----------------   ----------------
    Net increase in net assets from operations ........................          4,552,366          8,216,026         15,235,275
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I ........................................................         (4,197,484)        (7,747,990)       (14,641,101)
       Class S ........................................................           (354,060)          (468,036)          (593,112)
                                                                          ----------------   ----------------   ----------------
       Total distributions ............................................         (4,551,544)        (8,216,026)       (15,234,213)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class I ........................................................        866,621,825        418,727,565        565,524,553
       Class S ........................................................         52,389,546         52,425,816         61,580,352
    Issued to shareholders in reinvestment of distributions:
       Class I ........................................................             43,404            226,193            393,838
       Class S ........................................................            353,389            466,208            590,936
    Cost of shares repurchased:
       Class I ........................................................       (847,528,264)      (391,917,191)      (674,388,665)
       Class S ........................................................        (47,807,292)       (40,121,845)       (60,444,830)
    Issued due to merger (Note A):
       Class I ........................................................         72,560,796                 --                 --
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions .....         96,633,404         39,806,746       (106,743,816)
                                                                          ----------------   ----------------   ----------------
          Total increase (decrease) in net assets .....................         96,634,226         39,806,746       (106,742,754)
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ........................   $    369,299,963   $    272,665,737   $    232,858,991
                                                                          ================   ================   ================
    (A) Undistributed net investment income ...........................   $          9,037   $          8,983   $          8,983
                                                                          ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold ...........................................................        866,621,826        418,727,565        565,524,553
       Issued to shareholders in reinvestment of distributions ........             43,404            226,193            393,838
       Repurchased ....................................................       (847,528,264)      (391,917,191)      (674,388,665)
       Issued due to merger (Note A) ..................................         72,568,067                 --                 --
    Class S:
       Sold ...........................................................         52,389,546         52,425,816         61,580,329
       Issued to shareholders in reinvestment of distributions ........            353,389            466,208            590,934
       Repurchased ....................................................        (47,807,292)       (40,121,845)       (60,444,830)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding ...............         96,640,676         39,806,746       (106,743,841)
                                                                          ================   ================   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16 - 17

          ABN AMRO FUNDS
------------------------


GOVERNMENT MONEY MARKET FUND                                    OCTOBER 31, 2002
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             YEAR        TEN MONTHS        YEAR           YEAR           YEAR           YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           10/31/02       10/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                         ------------   ------------   ------------   ------------   ------------   ------------
CLASS I
Net Asset Value, Beginning of Period ..  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ............          0.02           0.04           0.06           0.05           0.05           0.05
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..........         (0.02)         (0.04)         (0.06)         (0.05)         (0.05)         (0.05)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ........  $       1.00   $       1.00       $   1.00       $   1.00       $   1.00   $       1.00
                                         ============   ============       ========       ========       ========   ============
TOTAL RETURN ..........................          1.70%          3.57%(1)       6.08%          4.87%          5.24%          5.33%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)  $    492,398   $    611,611   $    589,752   $    464,520   $    396,797   $    255,259
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.30%          0.38%          0.41%          0.41%          0.42%          0.40%
     After reimbursement of
       expenses by Adviser ............          0.30%          0.31%          0.33%          0.33%          0.35%          0.32%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ............          1.70%          4.14%          5.84%          4.70%          5.04%          5.13%
     After reimbursement of
       expenses by Adviser ............          1.70%          4.21%          5.92%          4.78%          5.12%          5.21%

--------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period ..  $       1.00          $1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ............          0.01           0.03           0.06           0.04           0.05           0.05
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..........         (0.01)          (0.03)        (0.06)         (0.04)         (0.05)         (0.05)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ........  $       1.00          $1.00       $   1.00       $   1.00       $   1.00   $       1.00
                                         ============   ============       ========       ========       ========   ============
TOTAL RETURN ..........................          1.36%          3.30%(1)       5.74%          4.53%          4.91%          5.05%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)  $     30,590   $     44,190   $     76,097   $     96,031   $     89,497   $      8,932
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.63%          0.71%          0.91%          0.91%          0.92%          0.72%
     After reimbursement of
       expenses by Adviser ............          0.63%          0.63%          0.65%          0.65%          0.67%          0.59%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ............          1.37%          3.81%          5.34%          4.20%          4.54%          4.82%
     After reimbursement of
       expenses by Adviser ............          1.37%          3.89%          5.60%          4.46%          4.80%          4.95%

--------------
 (1)  Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

MONEY MARKET FUND                                               OCTOBER 31, 2002
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             YEAR        TEN MONTHS        YEAR           YEAR           YEAR           YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           10/31/02       10/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                         ------------   ------------   ------------   ------------   ------------   ------------
CLASS I
Net Asset Value, Beginning of Period ..  $       1.00   $       1.00       $   1.00       $   1.00       $   1.00   $       1.00
                                         ------------   ------------       --------       --------       --------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ............          0.02(a)        0.04           0.06           0.05           0.05           0.05
                                         ------------   ------------       --------       --------       --------   ------------
     Less distributions from
       net investment income ..........         (0.02)         (0.04)         (0.06)         (0.05)         (0.05)         (0.05)
                                         ------------   ------------       --------       --------       --------   ------------
     Net Asset Value, End of Period ...  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ============   ============   ============   ============   ============   ============
TOTAL RETURN                                     1.58%          3.65%(1)       6.21%          4.98%          5.33%          5.41%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)  $        414   $      1,672   $     44,274   $  1,138,123   $    941,295   $    737,736
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.49%          0.58%          0.56%          0.55%          0.56%          0.56%
     After reimbursement of
       expenses by Adviser ............          0.37%          0.36%          0.33%          0.32%          0.33%          0.32%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ............          1.45%          4.17%          5.58%          4.65%          4.98%          5.05%
     After reimbursement of
       expenses by Adviser ............          1.57%          4.39%          5.81%          4.88%          5.21%          5.29%

--------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period ..  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ------------   ------------       --------       --------       --------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ............          0.01(a)        0.03           0.06           0.05           0.05           0.05
                                         ------------   ------------       --------       --------       --------   ------------
     Less distributions from
       net investment income ..........         (0.01)         (0.03)         (0.06)         (0.05)         (0.05)         (0.05)
                                         ------------   ------------       --------       --------       --------   ------------
Net Asset Value, End of Period ........  $       1.00   $       1.00    $      1.00   $       1.00   $       1.00   $       1.00
                                         ============   ============   ============   ============   ============   ============
TOTAL RETURN ..........................          1.22%          3.34%(1)       5.83%          4.60%          4.97%          5.12%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)  $    143,446   $    176,451   $    231,648   $    247,655   $    219,576   $      1,282
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.85%          0.94%          1.06%          1.05%          1.06%          0.85%
     After reimbursement of
       expenses by Adviser ............          0.73%          0.72%          0.69%          0.68%          0.69%          0.59%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ............          1.09%          3.81%          5.08%          4.15%          4.48%          4.74%
     After reimbursement of
       expenses by Adviser ............          1.21%          4.03%          5.45%          4.52%          4.85%          5.00%

------------------------
 (1)  Not Annualized.
 (a)  The selected per share data was calculated  using  weighted average shares method for the period.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TAX-EXEMPT MONEY MARKET FUND                                    OCTOBER 31, 2002
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             YEAR        TEN MONTHS        YEAR           YEAR           YEAR           YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           10/31/02       10/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                         ------------   ------------   ------------   ------------   ------------   ------------
CLASS I
Net Asset Value, Beginning of Period ..  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ............          0.01           0.02           0.04           0.03           0.03           0.03
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..........         (0.01)         (0.02)         (0.04)         (0.03)         (0.03)         (0.03)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ........  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ============   ============   ============   ============   ============   ============
TOTAL RETURN                                     1.12%          2.17%(1)       3.87%          3.01%          3.21%          3.36%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)  $    340,683   $    434,372   $    416,864   $    284,455   $    272,834   $    250,260
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.45%          0.55%          0.55%          0.58%          0.56%          0.57%
     After reimbursement of
       expenses by Adviser ............          0.33%          0.33%          0.32%          0.35%          0.35%          0.33%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.99%          2.38%          3.57%          2.73%          2.95%          3.08%
     After reimbursement of
       expenses by Adviser ............          1.11%          2.60%          3.80%          2.96%          3.17%          3.32%

--------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period ..  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ............          0.01           0.02           0.04           0.03           0.03           0.03
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..........         (0.01)         (0.02)         (0.04)         (0.03)         (0.03)         (0.03)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ........  $       1.00       $   1.00       $   1.00       $   1.00       $   1.00   $       1.00
                                         ============       ========       ========       ========       ========   ============
TOTAL RETURN ..........................          0.87%          1.96%(1)       3.61%          2.75%          2.96%          3.10%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)  $     20,930   $     27,776   $     65,046   $     66,130   $     67,480   $      2,978
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.70%          0.80%          1.05%          1.08%          1.06%          0.89%
     After reimbursement of
       expenses by Adviser ............          0.58%          0.58%          0.57%          0.60%          0.60%          0.58%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.74%          2.13%          3.07%          2.23%          2.45%          2.76%
     After reimbursement of
       expenses by Adviser ............          0.86%          2.35%          3.55%          2.71%          2.92%          3.07%

---------------
 (1)  Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

TREASURY MONEY MARKET FUND                                      OCTOBER 31, 2002
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             YEAR        TEN MONTHS        YEAR           YEAR           YEAR           YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           10/31/02       10/31/01       12/31/00       12/31/99       12/31/98       12/31/97
                                         ------------   ------------   ------------   ------------   ------------   ------------
CLASS I
Net Asset Value, Beginning of Period ..  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ............          0.01           0.03           0.06           0.05           0.05           0.05
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..........         (0.01)         (0.03)         (0.06)         (0.05)         (0.05)         (0.05)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ........  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ============   ============   ============   ============   ============   ============
TOTAL RETURN                                     1.47%          3.40%(1)       5.85%          4.63%          4.90%          4.97%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)  $    338,172   $    246,473   $    219,437   $    327,906   $    328,222   $    188,761
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.46%          0.56%          0.58%          0.59%          0.59%          0.57%
     After reimbursement of
       expenses by Adviser ............          0.36%          0.34%          0.35%          0.36%          0.37%          0.33%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ............          1.35%          3.76%          5.44%          4.30%          4.58%          4.62%
     After reimbursement of
       expenses by Adviser ............          1.45%          3.98%          5.67%          4.53%          4.79%          4.86%

--------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period ..  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ............          0.01           0.03           0.05           0.04           0.05           0.05
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from
       net investment income ..........         (0.01)         (0.03)         (0.05)         (0.04)         (0.05)         (0.05)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ........  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ============   ============   ============   ============   ============   ============
TOTAL RETURN ..........................          1.22%          3.19%(1)       5.59%          4.37%          4.64%          4.70%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's)  $     31,128   $     26,193   $     13,422   $     11,696   $     17,625   $      6,722
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser ............          0.71%          0.81%          1.08%          1.09%          1.09%          0.88%
     After reimbursement of ...........
       expenses by Adviser ............          0.61%          0.59%          0.60%          0.61%          0.62%          0.58%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser ............          1.10%          3.51%          4.94%          3.80%          4.08%          4.30%
     After reimbursement of
       expenses by Adviser ............          1.20%          3.73%          5.42%          4.28%          4.54%          4.60%

----------------
 (1)  Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Former Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Former Trust was registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 18 separate portfolios (the "Predecessor Funds").

During September 2001, the net assets of the constituent portfolios of the Former Trust were either transferred or merged with the newly created or existing funds (the "Funds") of Alleghany Funds (the "Trust") which was organized as a Delaware business trust under a Declaration of Trust dated September 10, 1993. The Trust is also registered under the 1940 Act and operates as an open-end management investment company that is comprised of 27 separate portfolios.

Pursuant to an agreement and plan of reorganization approved by the Board of Trustees of the Former Trust on August 24, 2001, the assets and liabilities of the Predecessor Funds were transferred on September 26, 2001 in tax-free business transactions to newly formed portfolio series of the same name of the Trust. The Common shares and Investor shares of the Funds were exchanged for Class I and Class S shares of the respective portfolio of the Trust. There were no changes with respect to rights and privileges of each share class as a result of the reorganization. Immediately following the transfer of assets and liabilities, the Trust changed its name to ABN AMRO Funds.

Four Funds of the Trust are included in these financial statements: ABN AMRO Government Money Market Fund ("Government Money Market Fund"), ABN AMRO Money Market Fund ("Money Market Fund"), ABN AMRO Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") and ABN AMRO Treasury Money Market Fund ("Treasury Money Market Fund").

FUND ACQUISITION
On June 10, 2002, Treasury Money Market Fund acquired all of the net assets of Independence One U.S. Treasury Money Market Fund, a portfolio of the Independence One Mutual Funds ("Acquired Fund") pursuant to a plan of reorganization approved by the Board of Trustees on December 21, 2001. The acquisition was accomplished by a tax-free exchange of 72,568,067 class K shares of the Acquired Fund (valued at $72,560,796), for 72,560,796 Class I shares of Treasury Money Market Fund.

The net assets of the Acquired Fund were combined with the net assets of Treasury Money Market Fund on the acquisition date and included no unrealized appreciation or depreciation on investments. The aggregate net assets of Treasury Money Market Fund immediately before and after the acquisition were $276,472,500 and $349,033,296, respectively.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

(1) SECURITY VALUATION: All securities, with the exception of investments in other funds, repurchase agreements and guaranteed investment contracts ("GICs"), are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Repurchase agreements are valued at cost and GICs are valued at cost plus accrued interest, which approximate fair value.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management
(USA) LLC, the Fund's Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(4) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the following Funds had available realized capital losses to offset future net capital gains through fiscal year ended:

                                       AMOUNT  EXPIRATION DATE
                                       ------  ---------------
Government Money Market Fund .......  $   2,303        2004
Money Market Fund ..................         93   2003-2008
Tax-Exempt Money Market Fund .......      1,324        2005

(5) MULTI-CLASS OPERATIONS: Each class offered by these Funds has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses include distribution fees, shareholder servicing fees and reports to shareholder expense.

(6) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Funds declare dividends daily from net investment income. The Funds' dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Funds are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Permanent differences between book and tax basis reporting for the 2002 fiscal year have been identified and appropriately reclassified as indicated below. These reclassifications have no impact on net assets.

                                ACCUMULATED
                                -----------
                                NET REALIZED  PAID IN
                                ------------  -------
FUND                             GAIN/LOSS    CAPITAL
----                             ---------    -------
Government Money Market Fund       1,076      (1,076)

Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the year ended October 31, 2002 and the ten months ended October 31, 2001 were as follows:

                    DISTRIBUTIONS PAID IN 2002    DISTRIBUTIONS PAID IN 2001
                    --------------------------    --------------------------
                      TAX-EXEMPT    ORDINARY        TAX-EXEMPT    ORDINARY
                        INCOME       INCOME           INCOME       INCOME
                        ------       ------           ------       ------
Government Money
    Market Fund ...   $       --   $9,319,334       $        --  $23,388,302
Money Market Fund .           --    1,990,421                --    6,429,026
Tax-Exempt Money
    Market Fund ...    5,143,426           --        10,359,574      454,791
Treasury Money
    Market Fund ...           --    4,611,770                --    8,216,026

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                 UNDISTRIBUTED  UNDISTRIBUTED
                   CAPITAL LOSS    ORDINARY      TAX-EXEMPT
                   CARRYFORWARD     INCOME         INCOME
                   ------------     ------         ------
Government Money
    Market Fund ...   $(2,303)     $580,715       $     --
Money Market Fund .       (93)        3,974             --
Tax-Exempt Money
    Market Fund ...    (1,324)           --        345,314
Treasury Money
    Market Fund ...        --       405,515             --

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: ABN AMRO Asset Management (USA) LLC (the "Adviser") provides the Funds with investment advisory services. Under terms of the Funds' investment advisory agreement, fees are accrued daily and paid monthly based on a specified annual rate of average daily net assets. In addition, the Funds have an expense limitation agreement with the Adviser, which capped annual total expenses for Class I and Class S shareholders at certain specified annual rates of average daily net assets, respectively.

                                ADVISORY FEES     EXPENSE LIMITATIONS
                                -------------     -------------------
               FUND              ANNUAL RATE       CLASS I   CLASS S
               ----              -----------       -------   -------
Government Money Market Fund        0.20%           0.31%     0.63%
Money Market Fund                   0.35%           0.37%     0.73%
Tax-Exempt Money Market Fund        0.35%           0.33%     0.58%
Treasury Money Market Fund          0.35%           0.36%     0.61%

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

ABN AMRO Investment Fund Services, Inc. (the "Administrator"), provides the Funds with various administrative services. Under terms of the Funds' administration agreement, administration and custody liaison fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets and a fixed charge that varies according to the size of the Fund. The fee arrangements are as follows:

  ADMINISTRATION                             CUSTODY
       FEES                ANNUAL RATE      LIAISON FEES        ANNUAL RATE
       ----                -----------      ------------        -----------
First $2 billion              0.060%     First $100 million        $10,000
$2 billion to $12.5 billion   0.050      Next $400 million          15,000
Over $12.5 billion            0.045      Over $500 million          20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Funds. Under terms of the Fund's sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets, as follows:

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $2 billion              0.045%
$2 billion to $3 billion      0.040
$3 billion to $8 billion      0.030
$8 billion to $12 billion     0.025
Over $12 billion              0.020

Custody liaison fees are fixed at an annual rate of $10,000.

ABN AMRO Distributions Services (USA) Inc. (the "Distributor") serves as principal underwriter and distributor of the Funds' shares. Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Funds with respect to Class S shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. The Class I shares of Funds do not have distribution plans.

In addition, the Funds have adopted a shareholder servicing plan for the Class S shares. The Distributor is paid a fee at an annual rate up to 0.25% of the average daily net assets of the Class S shares, for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or affiliated Trustees. The Trust pays each unaffiliated Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimburses each unaffiliated Trustee for out-of-pocket expenses.

NOTE (F): CREDIT AGREEMENT. The Credit Agreement, amended December 13, 2001, provides the Trust with a revolving credit facility up to $50 million utilizing J.P. Morgan Chase & Co. The facility is shared by the Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual commitment fee is 0.18% of the unused portion of the facility and the interest rate is equivalent to the Federal Funds Rate plus 0.45%. Borrowings must be repaid within 30 days. At October 31, 2002, there were no borrowings outstanding against the line of credit.

          ABN AMRO FUNDS
------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of ABN AMRO Funds


We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of the Treasury Money Market Fund, Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund (the "Funds")(four of the Funds constituting the ABN AMRO Funds (the "Trust")), as of October 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of ABN AMRO Funds at October 31, 2002, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /S/ ERNST & YOUNG LLP


Chicago, Illinois
December 18, 2002

          ABN AMRO FUNDS
------------------------

                                                                OCTOBER 31, 2002
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function. The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request.

                                                                                   NUMBER OF
                                   TERM OF                                       PORTFOLIOS IN
                                 OFFICE1 AND                                      FUND COMPLEX         OTHER TRUSTEESHIPS/
     NAME, ADDRESS, AGE AND       LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY            DIRECTORSHIPS
     POSITION(S) WITH TRUST      TIME SERVED       DURING PAST FIVE YEARS           TRUSTEE             HELD BY TRUSTEE
     ----------------------      -----------       -----------------------       -------------         -------------------

DISINTERESTED TRUSTEES
----------------------

Leonard F. Amari                    9 years    Partner at the law offices of Amari &   27       President and Trustee, Lawyers
c/o 161 North Clark Street                     Locallo, a practice with exclusive               Trust Fund of Illinois; Board
Chicago, IL 60601                              concentration in real estate taxation            Member, United Community Bank
Age: 60                                        and related areas, since 1987; Special           of Lisle.
Trustee                                        Assistant Attorney General since 1986;
                                               Adjunct Faculty, Oakton Community
                                               College since 1995.

Arnold F. Brookstone(2)(3)          1 year     Retired. Executive Vice President,      27                    None.
c/o 161 North Clark Street                     Chief Financial Officer and Planning
Chicago, IL 60601                              Officer of Stone Container
Age: 72                                        Corporation (pulp and paper
Trustee                                        business), 1991-1996.

Robert Feitler(2)                   1 year     Retired. Former President and Chief     27       Chairman of Executive Committee,
c/o 161 North Clark Street                     Operating Officer, Weyco Group, Inc.,            Board of Directors, Weyco Group,
Chicago, IL 60601                              1968-1996.                                       Inc. (men's footwear);
Age: 71                                                                                         Director, Strattec Security
Trustee                                                                                         Corporation (automobile parts).

Robert A. Kushner                   3 years    Retired. Vice President, Secretary      27                    None.
c/o 161 North Clark Street                     and General Counsel at Cyclops
Chicago, IL 60601                              Industries, Inc., 1976-1992.
Age: 66
Trustee

Gregory T. Mutz                     9 years    President and CEO of UICI (NYSE:UCI)    27       Chairman of the Board of AMLI
c/o 161 North Clark Street                     (an insurance holding company) since 1999;       Residential Properties Trust
Chicago, IL 60601                              formerly, CEO of AMLI Residential                (NYSE:AML) (a Multifamily REIT),
Age: 56                                        Properties Trust (NYSE:AML), 1981-1998.          a successor company to AMLI
Trustee                                                                                         Realty Co.

Robert B. Scherer                   3 years    President of The Rockridge Group, Ltd., 27       Director, Title Reinsurance
c/o 161 North Clark Street                     (title insurance industry consulting             Company (insurance for title
Chicago, IL 60601                              services) since 1994.                            agents).
Age: 61
Trustee

Nathan Shapiro                      9 years    President of SF Investments, Inc.       27       Director, Baldwin & Lyons, Inc.
c/o 161 North Clark Street                     (broker/dealer and investment banking            (property and casualty insurance
Chicago, IL 60601                              firm) since 1971; President of SLD Corp.         firm); Director, DVI, Inc.
Age: 66                                        (management consultants) since 1977.             (financial firm).
Trustee

        ABN AMRO FUNDS
----------------------

                                                                OCTOBER 31, 2002
ADDITIONAL INFORMATION - CONTINUED
--------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                   TERM OF                                       PORTFOLIOS IN
                                 OFFICE1 AND                                      FUND COMPLEX         OTHER TRUSTEESHIPS/
     NAME, ADDRESS, AGE AND       LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY            DIRECTORSHIPS
     POSITION(S) WITH TRUST      TIME SERVED       DURING PAST FIVE YEARS           TRUSTEE             HELD BY TRUSTEE
     ----------------------      -----------       -----------------------       -------------         -------------------

Denis Springer                      3 years    Retired. Senior Vice President and      27                    None.
c/o 161 North Clark Street                     Chief Financial Officer of Burlington
Chicago, IL 60601                              Northern Santa Fe Corp. (railroad),
Age: 56                                        1995-1999
Trustee

INTERESTED TRUSTEES(4)
----------------------
Stuart D. Bilton, CFA               9 years    President and Chief Executive Officer   27       Director, Baldwin & Lyons, Inc.;
c/o 161 North Clark Street                     of ABN AMRO Asset Management                     The UICI Companies;
Chicago, IL 60601                              Holdings, Inc. since 2001; President of          Veredus Asset Management LLC;
Age: 56                                        Alleghany Asset Management, Inc. from            TAMRO Capital Partners LLC.
                                               Chairman, Board of Trustees 1996-2001
                                               (purchased by ABN AMRO (Chief Executive
                                               Officer) in February 2001).

James Wynsma(2)                     1 year     Retired. Chairman of ABN AMRO Asset     27                    None
c/o 161 North Clark Street                     Management (USA) LLC, January
Chicago, IL 60601                              2000 to February 2001; President &
Age: 66                                        CEO, May 1999 to December 1999.
Trustee                                        Vice Chairman of LaSalle Bank N.A.
                                               and head of its Trust and Asset
                                               Management department, 1992-2000.

OFFICER(S) WHO ARE NOT TRUSTEES
-------------------------------
Kenneth C. Anderson                 9 years    President of ABN AMRO Investment        N/A                   N/A
c/o 161 North Clark Street                     Fund Services, Inc. (formerly known as
Chicago, IL 60601                              Alleghany Investment Services, Inc.)
Age: 38                                        since 1993; Executive Vice President of
President (Chief Operating Officer)            ABN AMRO Asset Management (USA)
                                               LLC since 2001; Director, ABN AMRO
                                               Trust Services Company since 2001;
                                               Director, Veredus Asset Management
                                               LLC and TAMRO Capital Partners LLC
                                               since 2001; officer of the Trust since
                                               1993; CPA.

Gerald F. Dillenburg                6 years    Senior Managing Director ("SMD") of     N/A                   N/A
c/o 161 North Clark Street                     ABN AMRO Investment Fund Services,
Chicago, IL 60601                              Inc. (formerly known as Alleghany
Age: 35                                        Investment Services, Inc.) since 1996;
Senior Vice President, Secretary               SMD of ABN AMRO Asset Management
and Treasurer (Chief Financial                 Holdings, Inc., ABN AMRO Asset
Officer and Compliance Officer)                Management (USA) LLC and Chicago
                                               Capital Management, Inc. since 2001;
                                               operations manager and compliance
                                               officer of all mutual funds since
                                               1996; CPA.

Debra Bunde Reams                   3 years    Vice President of Montag & Caldwell,    N/A                   N/A
c/o 161 North Clark Street                     Inc., since 1996; Chartered
Chicago, IL 60601                              Financial Analyst.
Age: 39
Vice President

        ABN AMRO FUNDS
----------------------

                                                                OCTOBER 31, 2002
ADDITIONAL INFORMATION - CONTINUED
--------------------------------------------------------------------------------

                                                                                   NUMBER OF
                                   TERM OF                                       PORTFOLIOS IN
                                 OFFICE1 AND                                      FUND COMPLEX         OTHER TRUSTEESHIPS/
     NAME, ADDRESS, AGE AND       LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY            DIRECTORSHIPS
     POSITION(S) WITH TRUST      TIME SERVED       DURING PAST FIVE YEARS           TRUSTEE             HELD BY TRUSTEE
     ----------------------      -----------       -----------------------       -------------         -------------------
William Long                       10 months   Vice President of Montag & Caldwell,    N/A                   N/A
c/o 161 North Clark Street                     Inc. since 2000; former Vice
Chicago, IL 60601                              President and Director of Sales for
Age: 41                                        First Capital Group, First Union
Vice President                                 National Bank, 1996-2000.

-------------------------------------------------------------------
1   Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders,
    (ii) resignation,  death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of  Trustees,  (ii)  resignation,  death or  incapacity,  (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.
2   This person is a former Trustee of ABN AMRO Funds, a  Massachusetts  business trust,  which was  reorganized  into the Alleghany
    Funds, a Delaware  business trust in September 2001.  Pursuant to this  reorganization,  the Alleghany Funds changed its name to
    "ABN AMRO Funds."
3   Mr. Brookstone retired as Trustee of ABN AMRO Funds effective November 1, 2002.
4   "Interested  person" of the Trust as defined in the 1940 Act. Mr.  Bilton is considered an  "interested  person"  because of his affiliations with ABN AMRO Asset Management (USA) LLC and related entities,  which act as the Funds'  investment  advisers.  Mr.
    Wynsma is considered an "interested person" because of his prior positions with ABN AMRO Asset Management (USA) LLC.

ABN AMRO Funds

  TRUSTEES

  Leonard F. Amari*
  Stuart D. Bilton, Chairman
  Arnold F. Brookstone*
  Robert Feitler*
  Robert A. Kushner*
  Gregory T. Mutz*
  Robert B. Scherer*
  Nathan Shapiro*
  Denis Springer*
  James Wynsma

  *UNAFFILIATED TRUSTEE


  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  Chicago Capital Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940


  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  760 Moore Road
  King of Prussia, PA 19406


  OFFICERS

  Kenneth C. Anderson, President
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer
  William Long, Vice President
  Debra Bunde Reams, Vice President
  Michael A. Cozzi, Assistant Treasurer
  Laura M. Hlade, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary


  CUSTODIAN

  J.P. Morgan Chase
  3 Chase MetroTech Center, 8th Floor
  Brooklyn, NY11245


  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street
  Chicago, IL 60601


  INDEPENDENT AUDITORS

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606


THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ABAN-02-2